Consolidated Statements of Comprehensive Loss (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Income And Comprehensive Income [Abstract]
NET LOSS AVAILABLE TO COMMON SHAREHOLDERS	$ (9,943)	$ (50,491)	$ (67,505)
Unrealized (losses) gains on securities:
Unrealized holding (losses) gains arising during period	(7,170)	1,649	7,721
Less: reclassification adjustment for gains included in net income	(2,071)	(88)	(1,098)
Reclassification adjustment for net impairment loss recognized in earnings			148
Reclassification adjustment for portion of impairment loss recognized in other comprehensive loss
Other comprehensive (loss) income	(9,241)	1,561	6,771
COMPREHENSIVE LOSS	$ (19,184)	$ (48,930)	$ (60,734)